PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Natural gas
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 168